FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 32,317,689	R$ 29,921,314
Liquidity risk or exposure	0
Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	8,192,993	8,818,430
1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	4,542,984	3,048,653
4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	4,648,941	5,777,989
More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	14,932,771	12,276,242
Trade accounts payable - domestic market
FINANCIAL INSTRUMENTS
Contractual obligations	3,641,918	3,892,296
Trade accounts payable - domestic market | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	3,641,918	3,892,296
Trade accounts payable - debtor risk
FINANCIAL INSTRUMENTS
Contractual obligations	381,415	459,899
Trade accounts payable - debtor risk | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	381,415	459,899
Trade accounts payable - import
FINANCIAL INSTRUMENTS
Contractual obligations	986,338	1,365,909
Trade accounts payable - import | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	986,338	1,365,909
Loans and financing
FINANCIAL INSTRUMENTS
Contractual obligations	17,760,275	15,543,368
Loans and financing | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	897,295	569,411
Loans and financing | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	3,142,016	1,287,591
Loans and financing | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,128,975	3,520,542
Loans and financing | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	12,591,989	10,165,824
Debentures
FINANCIAL INSTRUMENTS
Contractual obligations	7,516,287	6,027,093
Debentures | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	725,711	485,247
Debentures | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,362,204	1,709,221
Debentures | 4-5 years
FINANCIAL INSTRUMENTS
Contractual obligations	3,519,966	2,257,447
Debentures | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	1,908,406	1,575,178
Fair value of derivatives
FINANCIAL INSTRUMENTS
Contractual obligations	3,306	1,747
Fair value of derivatives | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	3,306	1,747
Other current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	1,557,010	2,043,921
Other current liabilities | Less than 1 year
FINANCIAL INSTRUMENTS
Contractual obligations	1,557,010	2,043,921
Other non-current liabilities
FINANCIAL INSTRUMENTS
Contractual obligations	471,140	587,081
Other non-current liabilities | 1-3 years
FINANCIAL INSTRUMENTS
Contractual obligations	38,764	51,841
Other non-current liabilities | More than 5 years
FINANCIAL INSTRUMENTS
Contractual obligations	R$ 432,376	R$ 535,240